Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 11,432	$ 11,793	$ 11,210	$ 11,203	$ 11,291	$ 10,570	$ 10,923	$ 11,016	$ 10,699	$ 10,502	$ 11,026	$ 11,569	$ 12,299	$ 12,298	$ 12,291	$ 12,071	$ 12,492	$ 12,409	$ 12,332	$ 11,985	$ 11,620	$ 11,599	$ 11,341	$ 11,003	$ 10,688	$ 10,516	$ 10,514	$ 10,531	$ 10,687	$ 10,645	$ 10,556	$ 10,406	$ 10,321	$ 10,638	$ 10,589	$ 10,360	$ 10,055	$ 10,113	$ 9,990	$ 10,161	$ 10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,432	11,793	11,210	11,203	11,291	10,570	10,923	11,016	10,699	10,502	11,026	11,569	12,299	12,298	12,291	12,071	12,492	12,409	12,332	11,985	11,620	11,599	11,341	11,003	10,688	10,516	10,514	10,531	10,687	10,645	10,556	10,406	10,321	10,638	10,589	10,360	10,055	10,113	9,990	10,161	10,000
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Account Value	11,750	11,752	11,414	11,307	11,259	10,964	10,885	10,925	10,763	10,668	10,828	10,897	11,175	11,238	11,228	11,223	11,228	11,205	11,179	11,049	10,866	10,802	10,728	10,571	10,445	10,323	10,289	10,260	10,281	10,302	10,268	10,236	10,194	10,234	10,232	10,164	10,065	10,102	10,072	10,059	10,000
Bloomberg 1-3 Year U.S. Government/Credit Bond Index
Account Value [Line Items]
Account Value	$ 11,750	$ 11,752	$ 11,414	$ 11,307	$ 11,259	$ 10,964	$ 10,885	$ 10,925	$ 10,763	$ 10,668	$ 10,828	$ 10,897	$ 11,175	$ 11,238	$ 11,228	$ 11,223	$ 11,228	$ 11,205	$ 11,179	$ 11,049	$ 10,866	$ 10,802	$ 10,728	$ 10,571	$ 10,445	$ 10,323	$ 10,289	$ 10,260	$ 10,281	$ 10,302	$ 10,268	$ 10,236	$ 10,194	$ 10,234	$ 10,232	$ 10,164	$ 10,065	$ 10,102	$ 10,072	$ 10,059	$ 10,000